Financial Instruments - Summary of Movement in Allowance for Financial Assets Trade and Other Receivable (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Beginning balance	₨ 15,333	$ 202	₨ 13,050
Allowance made during the year	2,101	28	2,969
Reversals during the year	(1)	0	(592)
Exploration cost written off			22
Foreign Exchange difference	140	2	(116)
Ending balance	₨ 17,573	$ 232	₨ 15,333